Non-controlling interests - Schedule of changes in non-controlling interests (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 10, 2024
Non-controlling interests
Equity at beginning of period	€ 104,241	€ 97,585	€ 97,053
Other comprehensive income	11,405	12,797	8,104
Profit attributable to non-controlling interests	1,170	1,107	1,159
Change of perimeter	(8)	(364)	31
Equity at end of period	107,327	104,241	97,585
Santander Bank Polska S.A.
Non-controlling interests
Profit attributable to non-controlling interests	413	347	196
Percentage of share capital				5.20%
Non-Controlling interest
Non-controlling interests
Equity at beginning of period	8,818	8,481	10,123
Equity at end of period	8,726	8,818	8,481
Non-controlling interest, other comprehensive income
Non-controlling interests
Other comprehensive income	(461)	297	248
Non-controlling interest, other elements
Non-controlling interests
Other	369	40	(1,890)
Profit attributable to non-controlling interests	1,170	1,107	1,159
Modification of participation rates	395	(258)	(1,811)
Change of perimeter	(8)	(364)	31
Dividends paid to minority shareholders	(660)	(748)	(500)
Changes in capital and others concepts	(528)	€ 303	(769)
Fixed Rate Reset Perpetual AT1 Capital Securities
Non-controlling interests
Amortisation of other equity instruments	€ 590		€ 756